ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of Environmental Rehabilitation and Other Provisions

	US Dollars
Figures in millions	2021	2020	2019

Environmental rehabilitation obligations

Provision for decommissioning
Balance at beginning of year	219	196	237
Charge to income statement	3	—	—
Change in estimates(1)	(8)	17	29
Unwinding of decommissioning obligation	3	2	10
Transfer to assets and liabilities held for sale	—	—	(81)
Utilised during the year	—	—	(1)
Translation	(2)	4	2
Balance at end of year	215	219	196

Provision for restoration
Balance at beginning of year	440	423	385
Charge to income statement	(3)	2	(1)
Change in estimates(1)	29	15	50
Unwinding of restoration obligation	6	4	9
Transfer to assets and liabilities held for sale	—	—	(15)
Utilised during the year	(10)	(11)	(5)
Translation	(4)	7	—
Balance at end of year	458	440	423

Provision for silicosis
Balance at beginning of year	49	54	47
Change in estimates	1	4	(1)
Transfer (to) from short term provisions included in trade, other payables and provisions	(5)	(1)	6
Unwinding of silicosis provision	3	4	5
Utilised during the year	(10)	(9)	(5)
Translation	(4)	(3)	2
Balance at end of year	34	49	54

Other provisions(2)
Balance at beginning of year	23	24	158
Charge to income statement	14	12	39
Change in estimates	—	1	28
Transfer to assets and liabilities held for sale	—	—	(115)
Transfer (to) from short term provisions included in trade, other payables and provisions	(7)	3	(79)
Unwinding of other provisions	—	—	1
Utilised during the year	(6)	(13)	(11)
Translation	(2)	(4)	3
Balance at end of year	22	23	24

Total environmental rehabilitation and other provisions	729	731	697

Sensitivity analysis - Provision for decommissioning (3)
Assumed discount rates and cash flows have a significant impact on the amounts recognised in the statement of financial position. A 10% change in the discount rate and cash flows would have the following impact:
Effect of increase in assumptions:
10% change in discount rate	(5)	(3)	(4)
10% change in cash flows	21	22	20
Effect of decrease in assumptions:
10% change in discount rate	5	3	4
10% change in cash flows	(21)	(22)	(20)

Sensitivity analysis - Provision for restoration (3)
Assumed discount rates and cash flows have a significant impact on the amounts recognised in the income statement. A 10% change in the discount rate and cash flows would have the following impact:
Effect of increase in assumptions:
10% change in discount rate	(5)	(3)	(6)
10% change in cash flows	46	44	42
Effect of decrease in assumptions:
10% change in discount rate	5	3	6
10% change in cash flows	(46)	(44)	(42)

Sensitivity analysis - Provision for silicosis (3)
Significant judgements are applied in estimating the costs required to settle any qualifying silicosis claims, the provision included in the Statement of financial position are based on certain assumptions which includes the number of claimants, take-up rates and disease progression rates. Considering actuarial guidance received, a 10% change in these assumptions would have the following impact:
Effect of increase in assumptions:
10% change in take-up rates	6	6	6
10% change in number of cases	6	6	6
10% change in disease progression rate	3	3	3
Effect of decrease in assumptions:
10% change in take-up rates	(6)	(6)	(6)
10% change in number of cases	(6)	(6)	(6)
10% change in disease progression rate	(3)	(3)	(3)

(1)The change in estimates is attributable to changes in discount rates due to changes in global economic assumptions and changes in mine plans resulting in a change in cash flows and changes in design of tailings storage facilities and in methodology following requests from the environmental regulatory authorities. These provisions are expected to unwind beyond the end of the life of mine.

(2)Other provisions comprises claims filed by former employees in respect of loss of employment, work-related accident injuries and diseases, governmental fiscal claims relating to levies, surcharges and environmental legal disputes and a shareholder claim related to stamp duties. These liabilities are expected to be settled over the next two-to five-year period.

(3)The sensitivity analysis is based on the change of a single assumption, keeping all other assumptions constant. This may not be the case in practice where changes in assumptions may result in correlated changes in other assumptions, and a change in the provision amount..